Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Accumulated other comprehensive loss
Accumulated other comprehensive loss

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015

Actuarial loss relating to pension	(2.1)	(23.7)
Total accumulated other comprehensive loss	(2.1)	(23.7)

For the actuarial loss related to pension, the accumulated applicable amount of income taxes related to companies domiciled in Norway, where the tax rate is 25%, amounted to $0.5 million at December 31, 2016 (December 31, 2015: tax rate of 25%, deferred tax asset of $7.9 million).